RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENTS (Monoclonal Antibody Product) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended					12 Months Ended	0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 21, 2011 Placement Agent [Member]	Dec. 31, 2012 Placement Agent [Member]	Dec. 31, 2011 Placement Agent [Member]	Dec. 21, 2011 Option to Exchange Rights For Shares [Member]	Dec. 29, 2010 Option to Exchange Rights For Shares [Member]	Jul. 27, 2012 Derivative Arrangement Two [Member]	Jul. 24, 2012 Derivative Arrangement Two [Member]	Dec. 21, 2011 Derivative Arrangement Two [Member]	Dec. 31, 2012 Derivative Arrangement Two [Member]	Jul. 24, 2012 First Amendment To Derivative Arrangement Two [Member]	Dec. 27, 2012 Second Amendment To Derivative Arrangement Two [Member]	Dec. 27, 2012 Second Amendment To Derivative Arrangement Two [Member] Minimum [Member]	Dec. 27, 2012 Second Amendment To Derivative Arrangement Two [Member] Maximum [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Consideration received in funding arrangement										$ 8,000
Proceeds from research and development funding arrangements	1,000	7,000						1,000		2,000		1,000
Second installment amount										3,000		1,000
Third installment amount										3,000		5,000		5,000	7,500
Price at which investors can exchange rights						6.0
Number of shares to be issued upon exchange of Participation Rights						1,455,000	833,334
Warrant and option issuance costs			80
Cash proceeds allocated to liability component								431		443
Proceeds allocated to derivative								569		1,557
Issuance costs related to derivative										463
Options issued to agent			100,000
Financial income (expenses) due to re-measurement of options				20	(453)
Financial income (expenses) related to embedded derivative											(604)
Number of specified targets									12			8	6
Unpaid balance for funding arrangement												6,000
Increased funding in research and development activities if number of targets is increased													10,500
Cumulative amount due to investor if agreement is terminated													$ 1,500
Number of specified targets required to receive increased funding													8